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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

    27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC. - SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2006

                         LONG-TERM STATE AND                              PRINCIPAL        FAIR
                        MUNICIPAL OBLIGATIONS                               AMOUNT        VALUE
                        ---------------------                            -----------   -----------
MICHIGAN (58.3% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   447,567
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       662,477
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       522,652
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       417,806
Detroit, Michigan, City School District, 5%, May 2022                        500,000       536,330
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       263,760
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       367,997
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       384,528
Grand Ledge, Michigan, Public Schools, 5%, May 2022                          400,000       426,896
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               125,000       128,906
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               145,000       149,022
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       173,045
Livonia, Michigan, Public Schools, 5.75%, May 2018                           380,000       404,753
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000       517,220
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       774,577
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                           130,000       130,140
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                       125,000       126,320
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                    325,000       348,511
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                    535,000       564,136
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                              270,000       274,695
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       122,722
Michigan State House of Representatives Certificates of
   Participation, 5%, August 2020                                            460,000       473,602
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       452,046
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                 525,000       547,428
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                  85,000        88,403
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       152,879
Utica, Michigan, Community Schools, 5%, May 2020                             400,000       425,136
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,845
Wayland, Michigan, Unified School District, 5.125%, May 2017               1,025,000     1,029,243
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       140,025
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       518,140
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                             325,000       332,576

KEYCO BOND FUND, INC. - SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2006

                         LONG-TERM STATE AND                              PRINCIPAL        FAIR
                        MUNICIPAL OBLIGATIONS                              AMOUNT         VALUE
                        ---------------------                            -----------   -----------
MICHIGAN (CONTINUED)
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022    $   125,000   $   133,641
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        440,000       463,808
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             335,000       345,271
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       689,249
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       238,577
                                                                         -----------   -----------
                                                                          13,735,000    14,308,929
                                                                         -----------   -----------

KEYCO BOND FUND, INC. - SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2006

                         LONG-TERM STATE AND                              PRINCIPAL        FAIR
                        MUNICIPAL OBLIGATIONS                              AMOUNT         VALUE
                        ---------------------                            -----------   -----------
ALL OTHER STATES AND TERRITORIES (41.7% OF INVESTMENT FAIR VALUE)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014       $   750,000   $   803,107
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008           290,000       299,544
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009           700,000       737,030
Illinois State, 4.85%, October 2024                                          425,000       441,575
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                          85,000        87,230
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                 500,000       579,070
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                      310,000       322,009
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                             350,000       368,305
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022                325,000       345,615
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                         205,000       208,255
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                  500,000       501,255
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                  460,000       481,749
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                         500,000       564,695
Puerto Rico Electric Power Authority, Power Revenue, Series PP,
   5%, July 2023                                                             575,000       612,668
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                            435,000       460,996
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                          565,000       640,371
Canutillo, Texas, Independent School District, 5%, August 2023               450,000       468,594
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                             445,000       460,157
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              35,000        35,984
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                           475,000       501,624
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018              500,000       523,215
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020            730,000       788,736
                                                                         -----------   -----------
                                                                           9,610,000    10,231,784
                                                                         -----------   -----------
   Total investments                                                     $23,345,000   $24,540,713
                                                                         ===========   ===========

NOTE TO INVESTMENT PORTFOLIO:

On December 31, 2006, the cost of investments in securities was $23,469,507. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation    $1,139,747
Gross unrealized depreciation        68,541
                                 ----------
   Net unrealized appreciation   $1,071,206
                                 ==========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    -------------------------------
    Joel D. Tauber, President

Date: January 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    -------------------------------
    Joel D. Tauber, President

Date: January 23, 2007


By: /s/ Ellen T. Horing
    -------------------------------
    Ellen T. Horing, Treasurer

Date: January 23, 2007

                                  EXHIBIT INDEX

Exhibit No.         Description
-----------         ------------
EX.99.302CERT (2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002.